Hedge accounting	12 Months Ended
Dec. 31, 2023
Disclosure Of Hedge Accounting [Line Items]
Disclosure Of General Hedge Accounting Explanatory

Note 25

Hedge accounting
Derivatives designated in hedge accounting relationships
UBS AG applies hedge

accounting to interest

rate risk and

foreign exchange

risk, including structural

foreign exchange
risk related to net investments in foreign

operations.

›
Refer to “Market risk” in the “Risk management

and control” section of this report for more information about how risks arise
and how they are managed by UBS AG

Hedging instruments and hedged risk
Interest rate swaps are

designated in fair

value hedges or

cash flow hedges

of interest rate risk

arising solely

from changes
in benchmark

interest

rates. Fair

value changes

arising from

such risk

are usually

the largest

component of

the overall
change in the fair value of the hedged position in transaction currency.

Cross-currency

swaps

are

designated

as

fair

value

hedges

of

foreign

exchange

risk.

Foreign

exchange

forwards

and
foreign exchange swaps

are mainly designated

as hedges of

structural foreign exchange

risk related to

net investments
in foreign operations. In both cases the hedged risk arises solely from changes in the spot foreign exchange rate.

The notional of the designated hedging instruments matches the notional of the hedged items, except when

the interest
rate

swaps

are

designated

in

cash

flow

hedges

after

the

trade

date,

in

which

case

the

hedge

ratio

designated

is
determined based on the swap sensitivity.

Note 25

Hedge accounting (continued)
Hedged items and hedge designation

Fair value hedges of interest rate risk related to

debt instruments and loan assets
Fair

value

hedges

of

interest

rate

risk

related

to

debt

instruments

and

loan

assets

involve

swapping

fixed

cash

flows
associated with

the loans

to customers

(including long-term

fixed-rate mortgage

loans in

Swiss francs),

debt securities
held, customer

deposits, funding

from UBS

Group AG, debt

issued to floating

cash flows

by entering

into interest

rate
swaps that either pay fixed and receive floating cash flows or that receive fixed and pay floating cash flows. The floating future cash flows

are based on

the following benchmark

rates: Secured Overnight

Financing Rate (SOFR),

Effective Federal
Funds Rate (EFFR), Swiss

Average Rate Overnight (SARON), Euro Interbank Offered Rate

(EURIBOR), Euro Short-Term Rate
(ESTR),

Sterling Overnight

Index Average

(SONIA), AUD

London Interbank

Offered

Rate (AUD

LIBOR),

Tokyo

Overnight
Average Rate (TONA) and Singapore

Overnight Rate Average (SORA).
Cash flow hedges of forecast transactions
UBS AG hedges

forecast cash

flows on

non-trading financial

assets and

liabilities that

bear interest

at variable

rates or
are expected

to be refinanced

or reinvested

in the future,

due to movements

in future

market rates.

The amounts and
timing of future

cash flows, representing both

principal and interest flows,

are projected on the

basis of contractual

terms
and

other

relevant

factors,

including

estimates

of

prepayments

and

defaults.

The

aggregate

principal

balances

and
interest

cash

flows

across

all

portfolios

over

time

form

the

basis

for

identifying

the

non-trading

interest

rate

risk

of
UBS AG, which is hedged with interest rate swaps, the maximum maturity of which is

15 years. Cash flow forecasts and
risk exposures

are monitored

and adjusted

on an

ongoing basis,

and consequently

additional hedging

instruments are
traded and designated, or are terminated resulting

in a hedge discontinuance.

Fair value hedges of foreign exchange risk related to issued debt instruments
Debt instruments denominated in currencies other than the US dollar are designated in fair value hedges of spot foreign exchange

risk,

in

addition

to

and

separate

from

the

fair

value

hedges

of

interest

rate

risk.

Cross-currency

swaps
economically

convert

debt

instruments

denominated

in

currencies

other

than

the

US

dollar

to

US

dollars.

The

hedge
designations also involve

intragroup debt instruments

which are

eliminated upon consolidation

but FX gains

and losses
impact consolidated profit or loss.

Hedges of net investments in foreign operations
UBS AG applies hedge accounting for certain net investments in foreign operations, which include subsidiaries, branches
and associates.

Upon maturity of

hedging instruments, typically

one to

three months, the

hedge relationship is

terminated
and new designations are made to reflect

any changes in the net investments in foreign operations.
Economic relationship between hedged item and hedging

instrument
The economic relationship

between the

hedged item and

the hedging

instrument is

determined based

on a qualitative
analysis

of

their

critical

terms.

In

cases

where

hedge

designation

takes

place

after

the

trade

date

of

the

hedging
instrument, a quantitative

analysis of the

possible behavior of

the hedging

derivative and the

hedged item

during their
respective terms is also performed.
Sources of hedge ineffectiveness

In

hedges

of

interest

rate

risk,

hedge

ineffectiveness

can

arise

from

mismatches

of

critical

terms

and

/

or

the

use

of
different curves to

discount the hedged item and

instrument, or from entering

into a hedge relationship

after the trade
date of the hedging derivative.

In hedges of foreign

exchange risk related

to debt issued, hedge

ineffectiveness can arise

due to the discounting

of the
hedging instruments and

undesignated risk components and

lack of such

discounting and risk

components in the

hedged
items.

In hedges of net investments in foreign operations, ineffectiveness is unlikely unless the hedged net assets fall below the designated hedged amount.

The exceptions are

hedges where the

hedging currency is

not the same

as the currency

of
the foreign operation, where the currency basis may cause ineffectiveness.
Hedge ineffectiveness from financial instruments

measured at fair value through profit or loss

is recognized in
Other net
income from financial instruments measured at fair value

through profit or loss.

Derivatives not designated in hedge accounting relationships

Non-hedge-accounted

derivatives

are

mandatorily

held

for

trading

with

all

fair

value

movements

taken

to
Other

net
income from financial instruments

measured at fair value through

profit or loss
, even when held as an

economic hedge
or to

facilitate client

clearing. The

one exception

relates to

forward points

on certain

short- and

long-duration foreign
exchange contracts acting as economic hedges, which are

reported in
Net interest income.

All hedges: designated hedging instruments

and hedge ineffectiveness
As of or for the year ended
31.12.23
USD m
Notional
amount
Carrying amount
Changes in
fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 114,618 0 0 2,203 (2,195) 8
Cash flow hedges 83,333 3 0 (35) 57 22
Foreign exchange risk
Fair value hedges
2
33,877 468 291 132 (151) (19)
Hedges of net investments in foreign operations 13,260 3 455 (910) 912 3
As of or for the year ended
31.12.22
USD m
Notional
amount
Carrying amount
Changes in
fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 92,415 0 0 (5,195) 5,169 (27)
Cash flow hedges 75,304 2 5 (5,813) 5,760 (53)
Foreign exchange risk
Fair value hedges
2
20,566 845 3 (1,088) 1,105 18
Hedges of net investments in foreign operations 13,844 7 528 318 (319) (1)
1 Amounts used

as the basis

for recognizing hedge

ineffectiveness for the

period.

2 The

foreign currency basis

spread of cross-currency

swaps designated as

hedging derivatives

is excluded from

the hedge
accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.

Fair value hedges: designated hedged items

recognized on balance sheet
1
USD m 31.12.23 31.12.22
Interest rate
risk FX risk
Interest rate
risk FX risk
Loans and advances to customers
Carrying amount of designated loans 15,296 14,270
of which: accumulated amount of fair value hedge adjustment (508) (1,249)
of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the
portion of the portfolio that ceased to be part of hedge

accounting
(179) (51)
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities 6,333 4,577

of which: accumulated amount of fair value hedge adjustment
(109) (180)
Customer deposits
Carrying amount of Customer deposits 8,972

of which: accumulated amount of fair value hedge adjustment
50
Funding from UBS Group AG
Carrying amount of designated debt instruments 63,760 17,693 57,250
14,828

of which: accumulated amount of fair value hedge adjustment
(3,174) (5,055)
Debt issued measured at amortized cost
Carrying amount of designated debt issued 15,243 4,636 11,279
5,737

of which: accumulated amount of fair value hedge adjustment
(412) (1,002)
1 In addition, as of 31 December

2023 UBS AG designated in

fair value hedges of FX

risk USD
12
bn of intragroup debt instruments

which are not recognized on consolidated

balance sheet but FX gains and

losses
on these instruments impact consolidated profit or loss. No such designations were in place as of 31 December 2022.

Fair value hedges: profile of the timing of the

nominal amount of the hedging instrument
31.12.23
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 1 6 12 62 35 115
Cross-currency swaps 1 2 2 22 7 34
31.12.22
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 4 10 53 26 92
Cross-currency swaps 0 1 2 12 5 21

Cash flow hedge reserve on a pre-tax basis
USD m
31.12.23 31.12.22
Amounts related to hedge relationships for which hedge

accounting continues to be applied
(2,349) (4,692)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
(1,331) (540)
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis (3,680) (5,232)

Foreign currency translation reserve on a pre-tax basis
USD m
31.12.23 31.12.22
Amounts related to hedge relationships for which hedge

accounting continues to be applied
(690) 250
Amounts related to hedge relationships for which hedge

accounting is no longer applied
266 266
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax
basis (424) 515
Interest rate benchmark reform
In 2023,

UBS AG

applied

the

relief

provided

by
Interest

Rate

Benchmark

Reform
(Amendments

to

IFRS 9,

IAS 39

and
IFRS 7)
, published by

the International Accounting

Standards Board

in September 2019,

to its hedges

in US dollars

and
Singapore dollars

until they

transitioned to

alternative reference

rate (ARR)

designations

in May

2023 and

June 2023,
respectively.

The transition

of fair

value hedges

took place

following the

IBOR transition

for swaps

with LCH

(formerly
the London Clearing House), with hedge relationships

continuing in accordance with
Interest Rate Benchmark Reform –
Phase 2 (Amendments

to IFRS 9,

IAS 39, IFRS

7, IFRS

4 and IFRS

16)
. Cash flow

hedge relationships

were discontinued
and replaced with new ARR designations in May

2023.
As of 31 December 2023,

there were no hedge

relationships where the designated

risk is LIBOR and

maturing after the
cessation date of

the applicable

interest rate benchmarks.

The following

table provides details

on the

hedging instruments
in such hedge relationships as of 31 December 2022.
Hedges of net investments in foreign operations are not

affected by the amendments.
›
Refer to Note 1a item 2j for more information

about the relief provided by the amendments to IFRS

9 and IFRS 7 related to
interest rate benchmark reform
›
Refer to Note 24 for more information about the transition

progress

Hedging instruments referencing LIBOR
31.12.22
Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 20,383 0 0
Cash flow hedges 2,179 0 0